Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(12,595)	$(7,217)
Preferred stock dividends	-	(1,495)
Numerator for Basic and Dilutive EPS –Loss available to common stockholders	$(12,595)	$(8,712)

Denominator:
Common stock	75,815,273	34,050,607
Series I and Series J Common Warrants	-	294,590
Denominator for Basic and Dilutive EPS – Weighted-average common stock outstanding	75,815,273	34,345,197

Basic net loss per share	$(0.17)	$(0.25)
Diluted net loss per share	$(0.17)	$(0.25)

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(49,847)	$(18,242)
Preferred stock dividends	(96,974)	(5,514)
Numerator for Basic and Dilutive EPS –Loss available to common stockholders	$(146,821)	$(23,756)

Denominator:
Common stock	41,102,162	34,042,596
Series I and Series J Common Warrants	244,687	191,193
Denominator for Basic and Dilutive EPS – Weighted-average common stock outstanding	41,346,849	34,233,789

Basic net loss per share	$(3.55)	$(0.69)
Diluted net loss per share	$(3.55)	$(0.69)

Schedule of anti-dilutive common equivalent shares
	March 31,
	2021	2020
Outstanding convertible Series H preferred stock	-	8,814,825
Outstanding common warrants	12,849,992	851,627
Outstanding options to purchase common stock	1,513,423	7,851,179
Unvested Sponsor Earnout Shares	1,875,000	-
Unvested RSUs	4,402,354	-
Unvested PSUs	1,523,154	-
Unvested common stock – business combination – Note 4	175,353	-
Total anti-dilutive common equivalent shares	22,339,276	17,517,631

	2020	2019
Outstanding convertible Series H preferred stock	-	8,814,825
Outstanding common warrants	12,849,992	851,627
Outstanding options to purchase common stock	1,543,162	8,264,941
Unvested Sponsor earn-out shares	1,875,000	-
Total anti-dilutive common equivalent shares	16,268,154	17,931,393